Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net Income (Loss) Per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2015	2016	2017
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income attributable to SINA’s ordinary shareholders	$25,678	$225,087	$156,569

Denominator:
Weighted average ordinary shares outstanding	60,237	70,301	71,284
Basic net income per share	$0.43	$3.20	$2.20
Diluted net income per share calculation:
Numerator:
Net income attributable to SINA’s ordinary shareholders	$25,678	$225,087	$156,569
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	1,490	2,275	3,915
Add: Effect on interest expenses and amortized issuance cost of convertible debt	—	10,831	1,531

Net income attributable for calculating diluted net income per share	24,188	233,643	154,185

Denominator:
Weighted average ordinary shares outstanding	60,237	70,301	71,284
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	23	112	94
Unvested restricted share units	388	958	1,172
Convertible debt	—	6,140	1,381

Shares used in computing diluted net income per share attributable to SINA	60,648	77,511	73,931

Diluted net income per share	$0.40	$3.01	$2.09